Share-Based compensation - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based compensation
Share-based payment	€ 3,968	€ 2,611	€ 2,697
Number Of Equity Settled Share Based Incentive Plans	4